UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

 National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.

National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders

Semi-Annual Report

June 30, 2016

Sentinel Variable Products
Balanced Fund

Sentinel Variable Products
Bond Fund

Sentinel Variable Products
Common Stock Fund

Sentinel Variable Products
Small Company Fund

www.sentinelinvestments.com

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

10	Sentinel Variable Products Common Stock Fund

12	Sentinel Variable Products Small Company Fund

14	Statement of Assets and Liabilities

16	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

30	Actual and Hypothetical Expenses for Comparison Purposes

31	Proxy Voting Results

32	Trustees & Officers

Message to Shareholders

Thomas H. Brownell

President and Chief Executive Officer

Sentinel Asset Management, Inc.

Dear Shareholders,

We at Sentinel Investments continue to make progress on our strategic objective of being an investment driven asset management firm known for delivering superior risk adjusted investment returns across our product line. I am pleased to report on a few positive developments that have occurred during the first half of 2016.

First, we continue to make progress in rationalizing our mutual fund lineup to bring more focus to areas where we believe we have the ability to deliver compelling, competitive investment products. The recent merger of the mid cap strategy into our small cap strategy exemplifies our desire to build on our proven investment strengths and expertise. Our objective continues to be to deliver high quality investment solutions that reflect the core principles of our investors. With this in mind, we remain committed to:

•	fundamental research and analysis as drivers of security selection;

•	close attention to risk management;

•	an understanding of macro market-movers; and

•	a long-term perspective.

Second, we have made significant progress in building our investment talent with several additions that help strengthen our fundamental and quantitative fixed income research capabilities. These additions are key to our focus on delivering solutions to our clients that solve for various needs, not the least of which being income needs and volatility management.

Finally, while there may be challenges ahead in the markets, we at Sentinel continue to see plenty of opportunity. One constant is Sentinel’s unwavering dedication to helping our clients achieve their long-term investment objectives. Our standard of stewardship is evidenced by our investment teams’ persistent drive to deliver attractive returns over multiple market cycles.

So regardless of the market challenges that may lie ahead, we will continue to do what we do best – serve as steadfast stewards of our investors’ capital. That is the Sentinel standard.

Thank you for the trust you have placed in us. We value that trust and confidence, and we will continue to work diligently to meet your investment goals in the years ahead.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

4

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

•	a list of each investment

•	the number of shares/par amount of each stock, bond or short-term note`

•	the market value of each investment

•	the percentage of investments in each industry

•	the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

•	income earned from investments

•	management fees and other expenses

•	gains or losses from selling investments (known as realized gains or losses)

•	gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

•	operations — a summary of the Statement of Operations for the most recent period

•	distributions — income and gains distributed to shareholders

•	capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund is not five years old). On a per-share basis, it includes:

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	income and capital gains distributions paid to shareholders

•	share price at the end of the period

It also includes some key statistics for the period:

•	total return — the overall percentage return of the fund, assuming reinvestment of all distributions

•	expense ratio — operating expenses as a percentage of average net assets

•	net income ratio — net investment income as a percentage of average net assets

•	portfolio turnover — the percentage of the portfolio that was replaced during the period

5

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	59.1%
U.S. Government Obligations	24.1%
Foreign Stocks & ADR's	1.9%
Cash and Other	14.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Cisco Systems, Inc.	1.6%
Microsoft Corp.	1.6%
Texas Instruments, Inc.	1.6%
Signature Bank	1.6%
McDonald's Corp.	1.5%
The Travelers Cos., Inc.	1.5%
Unilever NV	1.5%
Visa, Inc.	1.4%
Wells Fargo & Co.	1.3%
Canadian National Railway Co.	1.3%
Total of Net Assets	14.9%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	4.0%
FNMA AL5718	3.50%	09/01/44	3.9%
FHLMC Q29056	4.00%	10/01/44	3.4%
FHLMC G05624	4.50%	09/01/39	3.2%
FHLMC J22900	2.50%	03/01/28	2.0%
FHLMC Q29260	4.00%	10/01/44	1.9%
FNMA AD9193	5.00%	09/01/40	1.4%
FNMA TBA July 15YR	2.50%	07/19/31	1.4%
FNMA 725423	5.50%	05/01/34	1.4%
FNMA 725610	5.50%	07/01/34	1.2%
Total of Net Assets			23.8%

Average Effective Duration (for all Fixed Income Holdings) 0.6 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at June 30, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 24.1%
U.S. Government Agency Obligations 24.1%
Federal Home Loan Mortgage Corporation 10.5%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900 2.5%, 03/01/28	315 M	$327,074
30-Year:
FHLMC G05624 4.5%, 09/01/39	454 M	498,319
FHLMC Q29260 4%, 10/01/44	284 M	304,558
FHLMC Q29056 4%, 10/01/44	504 M	540,937
		1,343,814
Total Federal Home Loan Mortgage Corporation		1,670,888
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Federal National Mortgage Association 13.6%
Mortgage-Backed Securities:
15-Year:
FNMA TBA July 15YR 2.5%, 07/19/31(a)	210 M	$217,268
30-Year:
FNMA 725423 5.5%, 05/01/34	186 M	210,734
FNMA 725610 5.5%, 07/01/34	171 M	194,012
FNMA AD9193 5%, 09/01/40	198 M	221,389
FNMA 890310 4.5%, 12/01/40	44 M	48,306
FNMA AT2016 3%, 04/01/43	611 M	635,706
FNMA AL5718 3.5%, 09/01/44	579 M	619,316
		1,929,463
Total Federal National Mortgage Association		2,146,731
Total U.S. Government Obligations (Cost $3,734,062)		3,817,619

		Value
	Shares	(Note 2)
Domestic Common Stocks 59.1%
Consumer Discretionary 6.8%
Comcast Corp.	3,000	$195,570
Goodyear Tire & Rubber Co.	3,500	89,810
Home Depot, Inc.	1,000	127,690
Marriott Int'l., Inc.	1,100	73,106
McDonald's Corp.	2,000	240,680
Omnicom Group, Inc.	1,000	81,490
Time Warner, Inc.	1,500	110,310
TJX Cos., Inc.	2,000	154,460
		1,073,116
Consumer Staples 5.1%
CVS Health Corp.	1,500	143,610
Estee Lauder Cos, Inc.	1,100	100,122
Kraft Heinz Co.	1,000	88,480
McCormick & Co., Inc.	1,000	106,670
PepsiCo, Inc.	1,000	105,940
Philip Morris Int'l., Inc.	1,000	101,720
Procter & Gamble Co.	1,800	152,406
		798,948

6	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

		Value
	Shares	(Note 2)
Energy 5.1%
Chevron Corp.	1,500	$157,245
EOG Resources, Inc.	2,400	200,208
ExxonMobil Corp.	1,500	140,610
Noble Energy, Inc.	4,000	143,480
Schlumberger Ltd.	2,000	158,160
		799,703
Financials 11.2%
American Express Co.	2,000	121,520
Chubb Ltd.	1,000	130,710
CME Group, Inc.	1,000	97,400
Discover Financial Services	2,000	107,180
JPMorgan Chase & Co.	2,500	155,350
MetLife, Inc.	1,300	51,779
Morgan Stanley	5,000	129,900
PNC Financial Services Group, Inc.	1,500	122,085
S&P Global, Inc.	1,500	160,890
Signature Bank*	2,000	249,840
The Travelers Cos., Inc.	2,000	238,080
Wells Fargo & Co.	4,500	212,985
		1,777,719
Health Care 10.8%
Amgen, Inc.	1,000	152,150
Becton Dickinson & Co.	1,000	169,590
Biogen, Inc.*	500	120,910
Bristol-Myers Squibb Co.	2,500	183,875
Eli Lilly & Co.	2,000	157,500
Gilead Sciences, Inc.	800	66,736
Johnson & Johnson	1,000	121,300
Medtronic PLC(b)	2,000	173,540
Merck & Co., Inc.	3,500	201,635
Stryker Corp.	500	59,915
UnitedHealth Group, Inc.	1,000	141,200
Zoetis, Inc.	3,500	166,110
		1,714,461

Industrials 5.1%
Boeing Co.	800	103,896
Canadian National Railway Co.	3,600	212,616
General Dynamics Corp.	500	69,620
Honeywell Int'l., Inc.	1,000	116,320
Tyco Int'l. Plc	3,000	127,800
United Technologies Corp.	1,000	102,550
Verisk Analytics, Inc.*	1,000	81,080
		813,882
Information Technology 12.6%
Accenture PLC	1,500	169,935
Alphabet, Inc.*	200	138,420
ANSYS, Inc.*	1,000	90,750
		Value
	Shares	(Note 2)
Apple, Inc.	2,100	$200,760
Check Point Software Technologies Ltd.*	1,000	79,680
Cisco Systems, Inc.	9,000	258,210
Cognizant Technology Solutions Corp.*	1,500	85,860
EMC Corp.	3,000	81,510
Microsoft Corp.	5,000	255,850
Seagate Technology PLC	1,800	43,848
Synopsys, Inc.*	2,000	108,160
Texas Instruments, Inc.	4,000	250,600
Visa, Inc.	3,000	222,510
		1,986,093
Materials 1.3%
EI Du Pont de Nemours & Co.	1,500	97,200
Praxair, Inc.	1,000	112,390
		209,590
Telecommunication Services 1.1%
Verizon Communications, Inc.	3,000	167,520
Total Domestic Common Stocks (Cost $5,332,274)		9,341,032
Foreign Stocks & ADR's 1.9%
Netherlands 1.5%
Unilever NV ADR	5,000	234,700
Switzerland 0.4%
Roche Holding AG ADR	2,000	65,890
Total Foreign Stocks & ADR's (Cost $277,590)		300,590
Institutional Money Market Funds 16.0%
State Street Institutional US Government
Money Market Fund (Cost $2,536,255)	2,536,255	2,536,255
Total Investments 101.1% (Cost $11,880,181)†		15,995,496

Excess of Liabilities Over Other Assets (1.1)%		(175,400)

Net Assets 100.0%		$15,820,096

*	Non-income producing.

†	Cost for federal income tax purposes is $11,880,181. At June 30, 2016 unrealized appreciation for federal income tax purposes aggregated $4,115,315 of which $4,236,795 related to appreciated securities and $121,480 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

ADR   -   American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	7

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at June 30, 2016

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	18.8%
1 yr. to 2.99 yrs.	37.4%
3 yrs. to 3.99 yrs.	10.4%

Average Effective Duration (for all Fixed Income Holdings) 5.3 years*

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	11.9%
6 yrs. to 7.99 yrs.	1.7%
8 yrs. and over	19.8%

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
U.S. Treasury	0.75%	04/30/18	17.9%
FNMA AR9195	3.00%	03/01/43	5.5%
FHR 3859 JB	5.00%	05/15/41	4.5%
FNMA TBA July 15YR	2.50%	07/19/31	4.0%
U.S. Treasury	1.375%	04/30/21	3.3%
FNMA AS4707	3.50%	04/01/45	3.3%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC Q02664	4.50%	08/01/41	2.7%
FHLMC Q29260	4.00%	10/01/44	2.4%
FHLMC Q29056	4.00%	10/01/44	2.4%
GNMA II 005175	4.50%	09/20/41	2.1%
Total of Net Assets			48.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 62.0%
U.S. Government Agency Obligations 40.8%
Federal Home Loan Mortgage Corporation 14.2%
Collateralized Mortgage Obligations:
FHR 3859 JB 5%, 05/15/41	2,108 M	$2,379,745
Mortgage-Backed Securities:
30-Year:
FHLMC G05624 4.5%, 09/01/39	851 M	934,347
FHLMC Q02664 4.5%, 08/01/41	1,316 M	1,445,387
FHLMC Q29260 4%, 10/01/44	1,215 M	1,302,832
FHLMC Q29056 4%, 10/01/44	1,177 M	1,262,187
FHLMC G08637 4%, 04/01/45	233 M	249,000
		5,193,753
Total Federal Home Loan Mortgage Corporation		7,573,498
Federal National Mortgage Association 24.4%
Mortgage-Backed Securities:
15-Year:
FNMA TBA July 15YR 2.5%, 07/19/31(a)	2,100 M	2,172,680
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FNMA 725423 5.5%, 05/01/34	699 M	$793,024
FNMA 725610 5.5%, 07/01/34	633 M	718,564
FNMA AD9193 5%, 09/01/40	660 M	737,965
FNMA AR9195 3%, 03/01/43	2,810 M	2,943,874
FNMA AT2016 3%, 04/01/43	779 M	810,525
FNMA AL5718 3.5%, 09/01/44	718 M	767,212
FNMA AS4707 3.5%, 04/01/45	1,651 M	1,761,979
FNMA AZ7347 3%, 11/01/45	270 M	279,967
FNMA POOL BC1158 3.5%, 02/01/46	979 M	1,033,339
FNMA POOL AS7234 3%, 05/01/46	996 M	1,034,971
		10,881,420
Total Federal National Mortgage Association		13,054,100
Government National Mortgage Corporation 2.2%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X 6%, 11/15/22	40 M	40,271
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
GNMA II 005175 4.5%, 09/20/41	1,052 M	$1,148,168
Total Government National Mortgage Corporation		1,188,439
Total U.S. Government Agency Obligations		21,816,037
U.S. Treasury Obligations 21.2%
U.S. Treasury 0.75%, 04/30/18	9,500 M	9,528,206
U.S. Treasury 1.375%, 04/30/21	1,750 M	1,780,488
Total U.S. Treasury Obligations		11,308,694
Total U.S. Government Obligations (Cost $32,634,921)		33,124,731
Domestic Corporate Bonds 21.0%
Basic Industry 2.1%
BHP Billiton Finance USA Ltd. 5%, 09/30/43	485 M	560,986
Sherwin-Williams Co. 4.55%, 08/01/45	520 M	561,281
		1,122,267
Capital Goods 4.2%
3M Co. 5.7%, 03/15/37	410 M	564,015
Caterpillar, Inc. 3.803%, 08/15/42	550 M	560,158

8	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
General Electric Co. 4.5%, 03/11/44	485 M	$563,118
United Technologies Corp. 4.15%, 05/15/45	510 M	559,500
		2,246,791
Communications 2.4%
America Movil SAB de CV 6.125%, 03/30/40	455 M	558,201
CenturyLink, Inc. 7.5%, 04/01/24	135 M	136,350
Walt Disney Co. 4.125%, 06/01/44	500 M	568,208
		1,262,759
Consumer Cyclical 3.0%
General Motors Financial Co., Inc. 3.2%, 07/06/21	200 M	200,579
Home Depot, Inc. 4.25%, 04/01/46	100 M	114,297
Lowe's Cos, Inc. 3.7%, 04/15/46	165 M	169,781
Macy's Retail Holdings, Inc. 3.625%, 06/01/24	550 M	542,222
Target Corp. 3.625%, 04/15/46	550 M	564,380
		1,591,259
Consumer Non-Cyclical 5.5%
Express Scripts Holding Co. 3.4%, 03/01/27	145 M	145,159
Gilead Sciences, Inc. 4.75%, 03/01/46	490 M	556,379
Medtronic, Inc. 4.625%, 03/15/45	475 M	558,951
Northwell Healthcare, Inc. 6.15%, 11/01/43	420 M	575,507
Partners Healthcare System, Inc. 4.117%, 07/01/55	500 M	558,258
Pfizer, Inc. 4.4%, 05/15/44	480 M	545,158
		2,939,412
Energy 1.1%
Occidental Petroleum Corp. 4.4%, 04/15/46	510 M	563,955
Financials 0.3%
Brookfield Asset Management, Inc. 4%, 01/15/25	186 M	189,025
Insurance 1.4%
Kemper Corp. 4.35%, 02/15/25	190 M	197,069
UnitedHealth Group, Inc. 4.75%, 07/15/45	470 M	569,013
		766,082
Transportation 1.0%
Burlington Northern Santa Fe LLC 4.15%, 04/01/45	510 M	555,810
Total Domestic Corporate Bonds (Cost $10,895,847)		11,237,360
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Municipal Bonds 1.1%
South Carolina State Public Service Authority 6.454%, 01/01/50 (Cost $540,937)	385 M	$559,740

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 1.6%
Bond Funds 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	9,553	809,043
SPDR Barclays Short Term High Yield Bond ETF	636	17,166
Total Domestic Exchange Traded Funds (Cost $765,531)		826,209
Institutional Money Market Funds 19.1%
State Street Institutional US Government
Money Market Fund (Cost $10,210,500)	10,210,500	10,210,500
Total Investments 104.8% (Cost $55,047,736)†		55,958,540

Excess of Liabilities Over Other Assets (4.8)%		(2,543,463)

Net Assets 100.0%		$53,415,077

†	Cost for federal income tax purposes is $55,047,736. At June 30, 2016 unrealized appreciation for federal income tax purposes aggregated $910,804 of which $910,835 related to appreciated securities and $31 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.	9

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at June 30, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.0%
Financials	16.9%
Health Care	16.6%
Consumer Staples	12.4%
Consumer Discretionary	10.5%
Sector	Percent of Net Assets
Industrials	10.2%
Energy	8.1%
Telecommunication Services	1.9%
Materials	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.9%
Wells Fargo & Co.	2.4%
Visa, Inc.	2.3%
Apple, Inc.	2.2%
ExxonMobil Corp.	2.1%
PepsiCo, Inc.	2.1%
Description	Percent of Net Assets
Unilever NV	2.1%
Cisco Systems, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Medtronic PLC	2.0%
Total of Net Assets	22.2%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 95.2%
Consumer Discretionary 10.5%
Comcast Corp.	40,000	$2,607,600
Goodyear Tire & Rubber Co.	40,000	1,026,400
Home Depot, Inc.	7,500	957,675
Lear Corp.	10,000	1,017,600
Marriott Int'l., Inc.	15,000	996,900
McDonald's Corp.	20,000	2,406,800
Omnicom Group, Inc.	17,500	1,426,075
Priceline Group, Inc.*	750	936,307
Time Warner, Inc.	25,000	1,838,500
TJX Cos., Inc.	35,000	2,703,050
		15,916,907
Consumer Staples 10.3%
CVS Health Corp.	20,000	1,914,800
Estee Lauder Cos, Inc.	17,500	1,592,850
Kraft Heinz Co.	25,000	2,212,000
McCormick & Co., Inc.	11,000	1,173,370
PepsiCo, Inc.	30,000	3,178,200
Philip Morris Int'l., Inc.	25,000	2,543,000
Procter & Gamble Co.	35,000	2,963,450
		15,577,670
Energy 8.1%
Chevron Corp.	15,000	1,572,450
EOG Resources, Inc.	24,000	2,002,080
ExxonMobil Corp.	35,000	3,280,900
Marathon Petroleum Corp.	35,000	1,328,600
Noble Energy, Inc.	50,000	1,793,500
		Value
	Shares	(Note 2)
Schlumberger Ltd.	30,000	$2,372,400
		12,349,930
Financials 16.9%
American Express Co.	30,000	1,822,800
Chubb Ltd.	15,000	1,960,650
CME Group, Inc.	25,000	2,435,000
Discover Financial Services	42,000	2,250,780
JPMorgan Chase & Co.	35,000	2,174,900
MetLife, Inc.	26,000	1,035,580
Morgan Stanley	75,000	1,948,500
PNC Financial Services Group, Inc.	20,000	1,627,800
S&P Global, Inc.	25,000	2,681,500
Signature Bank*	9,000	1,124,280
The Travelers Cos., Inc.	25,000	2,976,000
Wells Fargo & Co.	75,800	3,587,614
		25,625,404
Health Care 15.5%
Amgen, Inc.	16,500	2,510,475
Becton Dickinson & Co.	7,500	1,271,925
Biogen, Inc.*	2,500	604,550
Bristol-Myers Squibb Co.	40,000	2,942,000
Eli Lilly & Co.	25,000	1,968,750
Gilead Sciences, Inc.	20,000	1,668,400
Johnson & Johnson	10,000	1,213,000
Medtronic PLC(a)	35,000	3,036,950
Merck & Co., Inc.	50,000	2,880,500
Stryker Corp.	12,000	1,437,960
		Value
	Shares	(Note 2)
UnitedHealth Group, Inc.	15,000	$2,118,000
Zoetis, Inc.	40,000	1,898,400
		23,550,910
Industrials 10.2%
Boeing Co.	12,500	1,623,375
Canadian National Railway Co.	46,200	2,728,572
General Dynamics Corp.	15,000	2,088,600
Honeywell Int'l., Inc.	25,000	2,908,000
Tyco Int'l. Plc	40,000	1,704,000
United Technologies Corp.	20,000	2,051,000
Verisk Analytics, Inc.*	30,000	2,432,400
		15,535,947
Information Technology 20.0%
Accenture PLC	25,000	2,832,250
Alphabet, Inc.*	3,509	2,428,579
ANSYS, Inc.*	15,000	1,361,250
Apple, Inc.	35,000	3,346,000
Check Point Software Technologies Ltd.*	15,000	1,195,200
Cisco Systems, Inc.	110,000	3,155,900
Cognizant Technology Solutions Corp.*	30,900	1,768,716
EMC Corp.	50,000	1,358,500
Microsoft Corp.	85,000	4,349,450
Seagate Technology PLC	23,300	567,588
Synopsys, Inc.*	22,500	1,216,800
Texas Instruments, Inc.	50,000	3,132,500

10	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

		Value
	Shares	(Note 2)
Visa, Inc.	48,000	$3,560,160
		30,272,893
Materials 1.8%
EI Du Pont de Nemours & Co.	15,000	972,000
Praxair, Inc.	15,000	1,685,850
		2,657,850
Telecommunication Services 1.9%
Verizon Communications, Inc.	52,700	2,942,768
Total Domestic Common Stocks (Cost $75,480,990)		144,430,279
Foreign Stocks & ADR's 3.2%
Netherlands 2.1%
Unilever NV ADR	67,500	3,168,450
Switzerland 1.1%
Roche Holding AG ADR	50,000	1,647,250
Total Foreign Stocks & ADR's (Cost $4,494,150)		4,815,700
Institutional Money Market Funds 0.9%
State Street Institutional US Government
Money Market Fund (Cost $1,345,481)	1,345,481	1,345,481
Total Investments 99.3% (Cost $81,320,621)†		150,591,460

Other Assets in Excess of Liabilities 0.7%		1,089,559

Net Assets 100.0%		$151,681,019

*	Non-income producing.

†	Cost for federal income tax purposes is $81,320,621. At June 30, 2016 unrealized appreciation for federal income tax purposes aggregated $69,270,839 of which $70,815,225 related to appreciated securities and $1,544,386 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR   -   American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	11

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	27.5%
Health Care	23.4%
Consumer Discretionary	17.8%
Industrials	15.9%

Sector	Percent of Net Assets
Financials	10.4%
Energy	1.7%
Materials	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
TRI Pointe Group, Inc.	2.0%
QLogic Corp.	1.9%
Corporate Office Properties Trust	1.8%
Globus Medical, Inc.	1.8%
Select Comfort Corp.	1.7%
Nuance Communications, Inc.	1.6%

Description	Percent of Net Assets
Plantronics, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Bio-Techne Corp.	1.5%
Glacier Bancorp, Inc.	1.5%
Total of Net Assets	17.0%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.2%
Consumer Discretionary 17.8%
American Eagle Outfitters, Inc.	52,900	$842,697
Ascena Retail Group, Inc.*	85,940	600,720
Bloomin' Brands, Inc.	51,710	924,058
BorgWarner, Inc.	16,210	478,519
Callaway Golf Co.	31,600	322,636
KB Home	47,200	717,912
LKQ Corp.*	13,420	425,414
MDC Partners, Inc.	53,214	973,284
Oxford Industries, Inc.	13,100	741,722
Penn National Gaming, Inc.*	55,480	773,946
Planet Fitness, Inc.*	18,100	341,728
Select Comfort Corp.*	49,570	1,059,807
Texas Roadhouse, Inc.	10,750	490,200
Tile Shop Holdings, Inc.*	31,300	622,244
TRI Pointe Group, Inc.*	106,880	1,263,322
Vitamin Shoppe, Inc.*	23,430	716,255
		11,294,464
Energy 1.7%
Carrizo Oil & Gas, Inc.*	20,200	724,170
Forum Energy Technologies, Inc.*	21,600	373,896
		1,098,066
Financials 8.6%
Endurance Specialty Holdings Ltd.	6,400	429,824
Evercore Partners, Inc.	10,070	444,993
		Value
	Shares	(Note 2)
Glacier Bancorp, Inc.	36,900	$980,802
PRA Group, Inc.*	28,150	679,541
PrivateBancorp, Inc.	18,200	801,346
Stifel Financial Corp.*	15,700	493,765
Webster Financial Corp.	25,700	872,515
Western Alliance Bancorp*	22,500	734,625
		5,437,411
Health Care 23.4%
Air Methods Corp.*	24,100	863,503
AngioDynamics, Inc.*	55,694	800,323
Bio-Rad Laboratories, Inc.*	4,459	637,726
Bio-Techne Corp.	8,720	983,354
Capital Senior Living Corp.*	48,600	858,762
Computer Programs & Systems, Inc.	8,700	347,304
DENTSPLY SIRONA, Inc.	7,620	472,745
Diplomat Pharmacy, Inc.*	14,500	507,500
ExamWorks Group, Inc.*	15,700	547,145
Globus Medical, Inc.*	46,600	1,110,478
Haemonetics Corp.*	18,180	527,038
HealthSouth Corp.	22,900	888,978
ICON PLC*	11,720	820,517
Magellan Health, Inc.*	12,331	811,010
MEDNAX, Inc.*	10,320	747,478
NuVasive, Inc.*	14,540	868,329
Omnicell, Inc.*	17,600	602,448
Owens & Minor, Inc.	12,200	456,036
Patterson Cos, Inc.	13,400	641,726
Press Ganey Holdings, Inc.*	19,800	779,130
		Value
	Shares	(Note 2)
STERIS PLC	8,360	$574,750
		14,846,280
Industrials 15.9%
Advisory Board Co.*	19,300	683,027
Ametek, Inc.	7,020	324,534
Clarcor, Inc.	9,374	570,220
Crane Co.	10,700	606,904
Esterline Technologies Corp.*	8,060	500,042
Genesee & Wyoming, Inc.*	10,960	646,092
Healthcare Services Group, Inc.	17,600	728,288
Hub Group, Inc.*	12,270	470,800
Knight Transportation, Inc.	24,550	652,539
Masco Corp.	8,090	250,305
Mobile Mini, Inc.	18,701	647,803
MYR Group, Inc.*	19,960	480,637
Quanta Services, Inc.*	33,500	774,520
Regal Beloit Corp.	9,150	503,707
Ritchie Bros Auctioneers, Inc.	16,310	550,952
Stericycle, Inc.*	3,190	332,143
Team, Inc.*	16,200	402,246
Toro Co.	4,200	370,440
Woodward, Inc.	10,200	587,928
		10,083,127
Information Technology 26.2%
Acxiom Corp.*	38,900	855,411
Aspen Technology, Inc.*	17,400	700,176

12	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

		Value
	Shares	(Note 2)
Bottomline Technologies de, Inc.*	28,100	$604,993
Brocade Communications Systems, Inc.	77,400	710,532
CommVault Systems, Inc.*	16,500	712,635
Dolby Laboratories, Inc.	13,630	652,196
Finisar Corp.*	48,400	847,484
Fleetmatics Group PLC*	18,800	814,604
inContact, Inc.*	60,600	839,310
j2 Global, Inc.	12,300	776,991
Microsemi Corp.*	21,200	692,816
Nanometrics, Inc.*	15,000	311,850
NetScout Systems, Inc.*	28,100	625,225
Nuance Communications, Inc.*	65,410	1,022,358
ON Semiconductor Corp.*	91,960	811,087
Open Text Corp.	10,890	644,253
Plantronics, Inc.	22,600	994,400
QLogic Corp.*	81,420	1,200,131
Rudolph Technologies, Inc.*	38,400	596,352
Skyworks Solutions, Inc.	9,330	590,402
Tower Semiconductor Ltd.*	80,000	993,600
Xcerra Corp.*	107,500	618,125
		16,614,931
Materials 0.6%
Berry Plastics Group, Inc.*	10,100	392,385
Total Domestic Common Stocks
(Cost $54,023,369)		59,766,664
Foreign Stocks & ADR's 1.3%
Israel 1.3%
NICE Systems Ltd. ADR
(Cost $549,236)	13,520	863,252
Real Estate Investment Trusts 1.8%
Financials 1.8%
Corporate Office Properties Trust(a)
(Cost $994,010)	38,400	1,135,488
Institutional Money Market Funds 2.5%
State Street Institutional US Government
Money Market Fund
(Cost $1,589,475)	1,589,475	1,589,475
Total Investments 99.8%
(Cost $57,156,090)†		63,354,879

Other Assets in Excess of Liabilities 0.2%		112,631

Net Assets 100.0%		$63,467,510

*	Non-income producing.

†	Cost for federal income tax purposes is $57,156,090. At June 30, 2016 unrealized appreciation for federal income tax purposes aggregated $6,198,789 of which $8,983,880 related to appreciated securities and $2,785,091 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	13

Statement of Assets and Liabilities

 at June 30, 2016 (Unaudited)

	SVP	SVP	SVP	SVP
	Balanced	Bond	Common Stock	Small Company
	Fund	Fund	Fund	Fund
Assets
Investments at value	$15,995,496	$55,958,540	$150,591,460	$63,354,879
Cash	883	–	11,330	–
Receivable for securities sold	26,225	–	1,096,808	160,636
Receivable for fund shares sold	14,122	74	6,087	52
Receivable for interest	11,093	210,485	–	–
Receivable for dividends	8,213	–	147,135	34,423
Receivable for dividend tax reclaims	260	–	4,008	–
Total Assets	16,056,292	56,169,099	151,856,828	63,549,990

Liabilities
Payable for securities purchased	216,529	2,648,387	–	–
Payable for fund shares repurchased	408	53,788	46,412	16,095
Accrued expenses	10,874	29,976	54,810	39,213
Management fee payable	7,095	17,497	62,156	22,643
Fund service fee payable	1,290	4,374	12,431	4,529
Total Liabilities	236,196	2,754,022	175,809	82,480
Net Assets	$15,820,096	$53,415,077	$151,681,019	$63,467,510
Shares Outstanding	1,228,548	5,521,098	9,472,449	5,011,319
Net Asset Value and Maximum Offering Price Per Share	$12.88	$9.67	$16.01	$12.66

Net Assets Represent
Shares of beneficial interest (par value)	$1,229	$5,521	$9,472	$5,011
Paid-in capital	11,554,408	54,517,308	75,034,584	54,758,188
Accumulated undistributed net investment income (loss)	86,076	482,958	1,140,486	(11,823)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	63,077	(2,501,514)	6,225,745	2,517,345
Unrealized appreciation (depreciation) of investments and foreign exchange	4,115,306	910,804	69,270,732	6,198,789
Net Assets	$15,820,096	$53,415,077	$151,681,019	$63,467,510
Investments at Cost	$11,880,181	$55,047,736	$81,320,621	$57,156,090

Amounts designated as “-“ are either $0 or have been rounded to $0.

14	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.	15

Statement of Operations

 for the fiscal six months ended June 30, 2016 (Unaudited)

	SVP		SVP	SVP	SVP
	Balanced		Bond	Common Stock	Small Company
	Fund		Fund	Fund	Fund
Investment Income
Dividends	$99,427	*	$48,886	$1,699,185 *	$154,762 *
Interest	50,736		611,858	1,190	1,664
Securities Lending	–		–	–	435
Total Income	150,163		660,744	1,700,375	156,861

Expenses
Management advisory fee	41,473		109,692	379,304	119,363
Transfer agent fees	2,133		2,208	2,183	2,183
Custodian fees	3,600		8,000	6,500	8,400
Accounting and administration services	7,540		27,423	75,861	23,873
Auditing fees	4,100		12,500	24,000	12,500
Legal fees	1,750		5,700	21,550	5,500
Printing fees	300		7,500	7,000	5,000
Trustees' and Chief Compliance Officer's fees and expenses	2,700		9,750	27,250	9,000
Other	476		2,286	3,113	1,762
Total Expenses	64,072		185,059	546,761	187,581
Net Investment Income (Loss)	86,091		475,685	1,153,614	(30,720)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	137,170		(680,735)	6,926,381	2,126,850
Foreign currency transactions	–		–	23	–
Net realized gain (loss)	137,170		(680,735)	6,926,404	2,126,850
Net change in unrealized appreciation (depreciation) during the period:
Investments	225,126		1,869,161	(2,901,024)	(113,316)
Foreign currency translations	18		–	200	–
Net change in unrealized appreciation (depreciation)	225,144		1,869,161	(2,900,824)	(113,316)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations	362,314		1,188,426	4,025,580	2,013,534
Net Increase (Decrease) in Net Assets from Operations	$448,405		$1,664,111	$5,179,194	$1,982,814

*Net of foreign tax withholding of $1,070 in the SVP Balanced Fund, $18,035 in the SVP Common Stock Fund and $3,898 in the SVP Small Company Fund.

Amounts designated as “-“ are either $0 or have been rounded to $0.

16	The accompanying notes are an integral part of the financial statements.

Statement of Operations

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.	17

Statement of Changes in Net Assets

	SVP		SVP		SVP
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/16	Year Ended	06/30/16	Year Ended	06/30/16	Year Ended
	(Unaudited)	12/31/15	(Unaudited)	12/31/15	(Unaudited)	12/31/15
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$86,091	$239,703	$475,685	$1,726,449	$1,153,614	$4,470,650
Net realized gain (loss) on sales of investments and foreign currency transactions	137,170	830,854	(680,735)	(623,444)	6,926,404	14,457,004
Net change in unrealized appreciation (depreciation)	225,144	(1,077,297)	1,869,161	(1,781,952)	(2,900,824)	(18,361,744)
Net increase (decrease) in net assets from operations	448,405	(6,740)	1,664,111	(678,947)	5,179,194	565,910

Distributions to Shareholders
From net investment income	–	(280,988)	–	(1,906,778)	–	(4,515,545)
From net realized gain on investments and foreign currency transactions	–	(821,531)	–	–	–	(16,507,838)
Total distributions to shareholders	–	(1,102,519)	–	(1,906,778)	–	(21,023,383)

From Share Transactions (see note 4)
Net proceeds from sales of shares	1,557,291	1,423,006	1,827,652	6,268,170	1,539,342	3,551,249
Net asset value of shares in reinvestment of dividends and distributions	–	1,102,519	–	1,906,778	–	21,023,383
	1,557,291	2,525,525	1,827,652	8,174,948	1,539,342	24,574,632
Less: Payments for shares reacquired	(1,486,978)	(2,077,958)	(7,388,428)	(15,344,053)	(16,185,832)	(41,492,999)
Increase (decrease) in net assets from capital share transactions	70,313	447,567	(5,560,776)	(7,169,105)	(14,646,490)	(16,918,367)
Total Increase (Decrease) in Net Assets for period	518,718	(661,692)	(3,896,665)	(9,754,830)	(9,467,296)	(37,375,840)
Net Assets: Beginning of period	15,301,378	15,963,070	57,311,742	67,066,572	161,148,315	198,524,155
Net Assets: End of period	$15,820,096	$15,301,378	$53,415,077	$57,311,742	$151,681,019	$161,148,315
Undistributed Net Investment Income (Loss) at End of Period	$86,076	$(15)	$482,958	$7,273	$1,140,486	$(13,128)

Amounts designated as “-“ are either $0 or have been rounded to $0.

18	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	SVP
	Small Company
	Fund
	For the Fiscal
	Six Months Ended	For the Fiscal
	06/30/16	Year Ended
	(Unaudited)	12/31/15
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(30,720)	$(57,264)
Net realized gain (loss) on sales of investments	2,126,850	7,645,785
Net change in unrealized appreciation (depreciation)	(113,316)	(7,959,944)
Net increase (decrease) in net assets from operations	1,982,814	(371,423)

Distributions to Shareholders
From net investment income	–	–
From net realized gain on investments	–	(8,137,598)
Total distributions to shareholders	–	(8,137,598)

From Share Transactions (see note 4)
Net proceeds from sales of shares	990,591	1,992,905
Net asset value of shares issued in Fund reorganizations (see Note 5)	15,219,310	–
Net asset value of shares in reinvestment of dividends and distributions	–	8,137,598
	16,209,901	10,130,503
Less: Payments for shares reacquired	(3,662,851)	(10,619,077)
Increase (decrease) in net assets from capital share transactions	12,547,050	(488,574)
Total Increase (Decrease) in Net Assets for period	14,529,864	(8,997,595)
Net Assets: Beginning of period	48,937,646	57,935,241
Net Assets: End of period	$63,467,510	$48,937,646
Undistributed Net Investment Income (Loss) at End of Period	$(11,823)	$18,897

The accompanying notes are an integral part of the financial statements.	19

Financial Highlights

Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
				losses on
		Net asset	Net	securities		Dividends	Distributions
	Fiscal year	value,	investment	(both realized	Total from	(from net	(from			Net asset
SVP	(period	beginning	income	and	investment	investment	realized	Return of	Total	value, end
Fund	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Balanced
	12/31/11	$11.95	$0.21	$0.28	$0.49	$0.30	$0.32	$–	$0.62	$11.82
	12/31/12	11.82	0.19	1.16	1.35	0.27	0.77	–	1.04	12.13
	12/31/13	12.13	0.18	2.10	2.28	0.21	0.67	–	0.88	13.53
	12/31/14	13.53	0.18	0.88	1.06	0.23	0.91	–	1.14	13.45
	12/31/15	13.45	0.20	(0.19)	0.01	0.25	0.72	–	0.97	12.49
	06/30/16(U)	12.49	0.07	0.32	0.39	–	–	–	–	12.88
Bond
	12/31/11	9.79	0.29	0.40	0.69	0.35	–	0.07	0.42	10.06
	12/31/12	10.06	0.22	0.44	0.66	0.31	0.31	–	0.62	10.10
	12/31/13	10.10	0.26	(0.29)	(0.03)	0.32	–	–	0.32	9.75
	12/31/14	9.75	0.29	0.10	0.39	0.31	–	–	0.31	9.83
	12/31/15	9.83	0.27	(0.40)	(0.13)	0.32	–	–	0.32	9.38
	06/30/16(U)	9.38	0.08	0.21	0.29	–	–	–	–	9.67
Common Stock
	12/31/11	13.61	0.20	0.09	0.29	0.22	–	–	0.22	13.68
	12/31/12	13.68	0.26	1.80	2.06	0.28	0.31	–	0.59	15.15
	12/31/13	15.15	0.26	4.52	4.78	0.28	1.26	–	1.54	18.39
	12/31/14	18.39	0.30	1.61	1.91	0.33	2.28	–	2.61	17.69
	12/31/15	17.69	0.44	(0.39)	0.05	0.49	1.79	–	2.28	15.46
	06/30/16(U)	15.46	0.12	0.43	0.55	–	–	–	–	16.01
Small Company
	12/31/11	14.57	(0.01)	0.45	0.44	–	0.37	–	0.37	14.64
	12/31/12	14.64	0.07	1.58	1.65	0.08	2.08	–	2.16	14.13
	12/31/13	14.13	0.01	4.88	4.89	0.01	2.69	–	2.70	16.32
	12/31/14	16.32	0.07	1.03	1.10	0.08	2.71	–	2.79	14.63
	12/31/15	14.63	(0.02)	(0.15)	(0.17)	–	2.32	–	2.32	12.14
	06/30/16(U)	12.14	(0.01)	0.53	0.52	–	–	–	–	12.66

Per share net investment income (loss) for each Fund is calculated utilizing the average shares method unless otherwise noted.

*	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds' investment advisor had not waived a portion of its fee.
**	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3), if applicable.
#	Represents less than 0.5%.
^	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for the SVP Balanced Fund by 0.47% and the SVP Common Stock Fund by 1.04% for the fiscal year ended December 31, 2015.
(U)	Unaudited.
+	Annualized.
++	Not annualized.

Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

20	The accompanying notes are an integral part of the financial statements.

Financial Highlights

					Ratios/Supplemental Data

						Ratio of net
				Ratio of	Ratio of expenses to	investment	Ratio of net investment income
	Fiscal year	Total	Net assets at	expenses to	average net assets before	income (loss) to	(loss) to average net assets	Portfolio
SVP	(period	return	end of period	average net	contractual expense	average net	before contractual expense	turnover
Fund	ended)	(%)*	(000 omitted)	assets (%)	reimbursements (%)**	assets (%)	reimbursements (%)**	rate (%)
Balanced
	12/31/11	4.05	$14,926	0.83	0.83	1.70	1.70	159
	12/31/12	11.44	14,433	0.83	0.83	1.46	1.46	175
	12/31/13	18.88	16,456	0.87	0.87	1.37	1.37	220
	12/31/14	7.81	15,963	0.90	0.90	1.31	1.31	76
	12/31/15	0.03	15,301	0.87	0.87	1.50^	1.50^	38
	06/30/16(U)	3.12++	15,820	0.85+	0.85+	1.14+	1.14+	15++
Bond
	12/31/11	7.04	71,131	0.63	0.63	2.89	2.89	539
	12/31/12	6.53	68,313	0.63	0.63	2.07	2.07	499
	12/31/13	(0.33)	61,664	0.67	0.67	2.64	2.64	256
	12/31/14	4.01	67,067	0.65	0.65	2.90	2.90	117
	12/31/15	(1.29)	57,312	0.67	0.67	2.69	2.69	117
	06/30/16(U)	3.09++	53,415	0.67+	0.67+	1.73+	1.73+	151++
Common Stock
	12/31/11	2.10	196,768	0.69	0.69	1.47	1.47	5
	12/31/12	15.10	197,250	0.70	0.70	1.73	1.73	0#
	12/31/13	31.73	220,631	0.72	0.72	1.49	1.49	8
	12/31/14	10.34	198,524	0.72	0.72	1.57	1.57	13
	12/31/15	0.19	161,148	0.72	0.72	2.48^	2.48^	9
	06/30/16(U)	3.56++	151,681	0.72+	0.72+	1.52+	1.52+	3++
Small Company
	12/31/11	3.02	56,670	0.75	0.75	(0.09)	(0.09)	30
	12/31/12	11.44	54,505	0.75	0.75	0.46	0.46	48
	12/31/13	34.72	62,134	0.80	0.80	0.09	0.09	47
	12/31/14	6.68	57,935	0.78	0.78	0.45	0.45	72
	12/31/15	(1.34)	48,938	0.78	0.78	(0.10)	(0.10)	77
	06/30/16(U)	4.28++	63,468	0.79+	0.79+	(0.13)+	(0.13)+	33++

The accompanying notes are an integral part of the financial statements.	21

Notes to Financial Statements (Unaudited)

(1) Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of four separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The four funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 – Investment Companies, which is part of GAAP. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long -term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

22

Notes to Financial Statements

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Effective March 30, 2016, one significant change to the valuation techniques was a move from mean to bid pricing with respect to fixed- income securities with maturities of greater than 60 days. In addition, the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2016 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$9,341,032	$–	$–	$9,341,032
Foreign Stocks & ADRs:
Netherlands	234,700	–	–	234,700
Switzerland	–	65,890	–	65,890
Institutional Money Market Funds	–	2,536,255	–	2,536,255
Mortgage-Backed Securities	–	3,817,619	–	3,817,619
Totals	$9,575,732	$6,419,764	$–	$15,995,496

23

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Bond:
Collateralized Mortgage Obligations	$–	$2,379,745	$–	$2,379,745
Domestic Corporate Bonds	–	11,237,360	–	11,237,360
Domestic Exchange Traded Funds	826,209	–	–	826,209
Institutional Money Market Funds	–	10,210,500	–	10,210,500
Mortgage-Backed Securities	–	19,436,292	–	19,436,292
Municipal Bonds	–	559,740	–	559,740
U.S. Treasury Obligations	–	11,308,694	–	11,308,694
Totals	$826,209	$55,132,331	$–	$55,958,540

Common Stock:
Domestic Common Stocks	$144,430,279	$–	$–	$144,430,279
Foreign Stocks & ADRs:
Netherlands	3,168,450	–	–	3,168,450
Switzerland	–	1,647,250	–	1,647,250
Institutional Money Market Funds	–	1,345,481	–	1,345,481
Totals	$147,598,729	$2,992,731	$–	$150,591,460

Small Company:
Domestic Common Stocks	$59,766,664	$–	$–	$59,766,664
Foreign Stocks & ADRs	863,252	–	–	863,252
Institutional Money Market Funds	–	1,589,475	–	1,589,475
Real Estate Investment Trusts	1,135,488	–	–	1,135,488
Totals	$61,765,404	$1,589,475	$–	$63,354,879

Investments in Securities - Liabilities: None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2016.

C. Securities Transactions and Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)	when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)	on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage- backed securities payment receipts, foreign currency transactions, real estate investment trust return of capital distributions, net operating losses and dividends paid. No reclassifications were made to reflect these differences as of June 30, 2016.

E. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of June 30, 2016, the Funds did not have any unrecognized tax benefits.

24

Notes to Financial Statements

F. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)	market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)	purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:

Each Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked- to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended June 30, 2016.

H. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended June 30, 2016, none of the Funds entered into options contracts.

25

Notes to Financial Statements

I. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party is required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCMs other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the fiscal six months ended June 30, 2016, none of the Funds entered into futures contracts.

J. Swaps:

The SVP Balanced and SVP Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’ s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended June 30, 2016, none of the Funds entered into swaps agreements.

K. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2016.

L. Dollar Rolls:

The SVP Balanced and SVP Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2016.

26

Notes to Financial Statements

M. Securities Lending:

Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations. There were no securities on loan at June 30, 2016.

N. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from SSB on cash balances and are reflected in the statement of operations as an expense offset. There were no expense offsets for the fiscal six months ended June 30, 2016.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), SAMI manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company (“NLIC”), which issues variable insurance and annuity products through which the Trust is offered, because NLIC is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a)	With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b)	With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c)	With respect to the SVP Common Stock and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Effective May 23, 2016, each Trustee who is not an affiliate of SAMI receives an annual fee of $5,000 from the Trust. The Lead Independent Trustee and chairs of the Audit and Governance Committees are each paid an additional annual fee of $2,000. The Fees paid to Trustees are generally distributed quarterly on a pro rata basis. Trustees are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc. (“SGF”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of NLIC which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SGF pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SGF allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2016 were $48,700.

Pursuant to the Fund Services Agreement with SASI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal six months ended June 30, 2016 these fees totaled $151,581.

Effective January 1, 2016, SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for SVP Balanced Fund, on an annualized basis, to 0.85% of average daily net assets through April 30, 2017. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund. For the fiscal six months ended June 30, 2016, no reimbursements were required to the SVP Balanced Fund.

As of June 30, 2016, policyholders of variable insurance and annuity products offered by NLIC held ownership in the Funds as follows:

Approximate %
SVP Fund	Ownership
Balanced	82.29%
Bond	27.55%
Common Stock	30.12%
Small Company	65.43%

The shares of the Trust may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2016, the Trust was offered as an investment option by three other insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

27

Notes to Financial Statements

(4) Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2016 and the fiscal year ended December 31, 2015 were as follows:

		Shares issued		Shares issued in		Net increase
		in Fund		reinvestment of		(decrease) in
		Reorganizations		dividends and	Shares	shares
SVP Fund	Shares sold	(see note 5)		distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2016 (Unaudited)
Balanced	124,137	–		–	121,119	3,018
Bond	192,657	–		–	778,839	(586,182)
Common Stock	99,751	–		–	1,052,979	(953,228)
Small Company	82,633	1,202,525	*	–	305,320	979,838
Fiscal Year Ended December 31, 2015
Balanced	104,686	–		87,780	153,777	38,689
Bond	634,489	–		203,468	1,556,208	(718,251)
Common Stock	199,017	–		1,338,881	2,337,634	(799,736)
Small Company	134,493	–		645,340	708,980	70,853

* Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on June 17, 2016 by a tax-free exchange of 1,202,525 shares of the SVP Small Company Fund for 1,441,342 shares of the SVP Mid Cap Fund, a merger conversion ratio of 0.83430915.

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any Fund and is available, without charge, upon request by calling (800) 537-7003.

(5) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on February 9, 2016, as of the close of business on June 17, 2016, SVP Small Company Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of SVP Mid Cap Fund, a separate series of the Trust, in a tax- free reorganization in exchange for shares of the SVP Small Company Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the SVP Small Company Fund were recorded at fair value; however, the SVP Mid Cap Fund’s cost of investments were carried forward to align ongoing reporting of the SVP Small Company Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the SVP Small Company Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

Total
				Net Assets of	Acquired
		Total	Total	Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of	After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund	Acquisition	(Depreciation)
SVP Small Company Fund	SVP Mid Cap Fund	$48,493,145	$15,219,310	$63,712,455	$859,684

* The net assets of the SVP Mid Cap Fund were primarily comprised of investments with a fair value of $15,225,965 just prior to the reorganization.

The financial statements reflect the operations of the SVP Small Company Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition.

(6) Investment Transactions:

Purchases and sales (excluding short-term obligations, forward foreign currency contracts and futures contracts) for the fiscal six months ended June 30, 2016 were as follows:

	Purchases of		Sales of Other
	Other than U.S.	Purchases of	than U.S.	Sales of U.S.
	Government	U.S. Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$967,419	$1,343,708	$327,004	$1,580,505
Bond	18,385,646	51,952,311	39,932,730	40,176,997
Common Stock	4,825,964	-	18,784,095	-
Small Company	15,796,144	-	17,788,433	-

(7) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

28

Notes to Financial Statements

At December 31, 2015, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss	Expiring
SVP Fund	Carry Forward	on 12/31
Bond	$ 796,385	No Expiration (Short-Term)
	914,012	No Expiration (Long-Term)
$1,710,397

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards.

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from November 1, 2015 to December 31, 2015, the Funds elected to defer until the first business day of 2016 for U.S. Federal income tax purposes net capital losses as stated below:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
SVP Fund	Deferred	Deferred	Total
Balanced	$ 65,667	$ 13,919	$ 79,586
Bond	35,285	70,476	105,761
Common Stock	1,096,792	251,564	1,348,356
Small Company	170,752	-	170,752

Net specified ordinary losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from January 1, 2015 through December 31, 2015, the Funds elected to defer until the first business day of the next taxable year for U.S. Federal Income tax purposes net specified ordinary losses as stated below:

Specified Ordinary
SVP Fund	Losses Deferred
Balanced	$ 15
Common Stock	188

(8) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(9) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

29

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/16 through 06/30/16.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/16 through 06/30/16 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning	Ending		from 1/1/2016
	Total Return	Total Return	Account Value	Account Value	Annualized	through
SVP Fund	Description	Percentage	1/1/2016	6/30/2016	Expense Ratio	6/30/2016*
Balanced	Actual	3.12%	$1,000.00	$1,031.22	0.85%	$4.29
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.64	0.85%	4.27
Bond	Actual	3.09%	1,000.00	1,030.92	0.67%	3.38
	Hypothetical
	(5% per year
	before expenses)	2.15%	1,000.00	1,021.53	0.67%	3.37
Common Stock	Actual	3.56%	1,000.00	1,035.58	0.72%	3.64
	Hypothetical
	(5% per year
	before expenses)	2.13%	1,000.00	1,021.28	0.72%	3.62
Small Company	Actual	4.28%	1,000.00	1,042.83	0.79%	4.01
	Hypothetical
	(5% per year
	before expenses)	2.09%	1,000.00	1,020.93	0.79%	3.97

* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

30

Proxy Voting Results

(Unaudited)

Special meeting of shareholders held on May 23, 2016:

Sentinel Variable Products Trust

To elect eight individuals to the Board of Trustees of the Trust to serve until their successors have been duly elected and qualified or until their retirement, resignation, death or removal:

	Shares	Shares
Candidate	Voted For	Voted Against
Mehran Assadi	20,245,569	147,072
Thomas H. Brownell	20,245,569	147,072
Gary Dunton	20,392,641	0
Deborah Miller	20,392,641	0
John Pelletier	20,392,641	0
John Raisian	20,392,641	0
Richard H. Showalter, Jr.	20,392,641	0
Angela E. Vallot	20,392,641	0

Special meeting of shareholders held on June 13, 2016:

Sentinel Variable Products Mid Cap Fund

To approve a Plan of Reorganization pursuant to which the Sentinel Variable Products Small Company Fund (the “Small Company Fund”), a series of the Trust, would acquire substantially all of the assets of the Sentinel Variable Products Mid Cap Fund (the “Mid Cap Fund”) in exchange for the assumption, by the Small Company Fund, of substantially all of the liabilities of the Mid Cap Fund and for shares of the Small Company Fund, after which those shares will be distributed pro rata by the Mid Cap Fund to its shareholders in complete liquidation of the Mid Cap Fund. As of the record date, assets issued and outstanding and entitled to vote at the special meeting totaled $15,539,305. Shareholders on the record date were entitled to one vote for each dollar of net asset value per share for each share held. The Fund received sufficient votes to approve the reorganization as follows:

Voted	Shares	Percentage of	Percentage of
Category	Voted	Voted Shares	Outstanding Shares
Shares Voted For	1,268,533	99.45%	95.10%
Shares Voted Against	7,051	0.55%	0.53%
Shares Abstaining	0	0.00%	0.00%
Total Shares Voted	1,275,584	100.00%	95.63%

31

Trustees

There are eight Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the four Funds currently comprising Sentinel Variable Products Trust. Information about the six independent Trustees is set forth below. Information concerning the two affiliated Trustees is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

Gary Dunton (60) National Life Drive Montpelier, VT 05604	Trustee, since May 2016	Dunton Consulting (an insurance industry consulting firm) – Principal, since 2008; MBIA, Inc. – Chairperson, President and Chief Executive Officer, from 2004 to 2008; Sentinel Group Funds, Inc. (“SGF”) – Director, since 2013	None

Deborah G. Miller (66) National Life Drive Montpelier, VT 05604	Trustee, since May 2016	Enterprise Catalyst Group (a management consulting firm) – Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) – Chief Executive Officer, from 2005 to 2007; SGF – Director, since 1995	Libby Glass – Director, since 2003; Wittenberg University – Director, since 1998

John Pelletier (52) National Life Drive Montpelier, VT 05604	Trustee, since May 2016	Center for Financial Literacy at Champlain College – Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) – Principal, since 2009; Vermont Financial Literacy Commission – Co-Chairperson, since February 2016; Vermont’s Universal Children’s Higher Education Savings Account Program Advisory Committee – Chairperson, since February 2016; Eaton Vance Corporation – Chief Legal Officer, from 2007 to 2008; Natixis Global Associates – Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004; SGF – Director, since 2013	None

John Raisian, Ph.D. (66) National Life Drive Montpelier, VT 05604	Trustee, since May 2016; Lead Independent Trustee, since June 2016	Hoover Institution at Stanford University – Senior Fellow, since 1986; Director, from 1989 to 2015; SGF – Director, since 1996; Lead Independent Director, since 2013	None

Richard H. Showalter (68) National Life Drive Montpelier, VT 05604	Trustee, since May 2016; Audit, Compliance and Valuation Committee Chairperson, since June 2016	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer, from 1995 to 2010; Dartmouth- Hitchcock Alliance – Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital -Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007; SGF – Director, since 2003; Audit, Compliance & Valuation Committee Chairperson, since 2012	None

Angela E. Vallot (59) National Life Drive Montpelier, VT 05604	Trustee, since May 2016; Governance, Contracts and Nominating Committee Chairperson, since June 2016	VallotKarp Consulting (a diversity and inclusion consulting firm) – President, since 2004; Colgate-Palmolive Company (a consumer products company) – Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) – Director of Diversity, from 1997 to 2001; SGF – Director, since 1996; Governance, Contracts & Nominating Committee Chairperson, since 2013	None

32

Officers

Information relating to the two Trustees who are officers and “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships

Mehran Assadi (57)** National Life Drive Montpelier, VT 05604	Trustee and Chairperson, since 2009	National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) – President and Chief Executive Officer, since 2009; President – Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; SGF – Director and Chairperson, since 2015	None

Thomas H. Brownell (56)** National Life Drive Montpelier, VT 05604	Trustee, since May 2016; President, since 2013	National Life – Executive Vice President , since 2013; Executive Vice President and Chief Investment Officer, from 2013 to May 2016; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) – President and Chief Executive Officer, since 2013; SGF – Director, since 2015; President and Chief Executive Officer, since 2013	None

Gregory D. Teese (49) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since March 2016	Advisor; National Variable Annuity Account II; National Variable Life Insurance Account – Chief Compliance Officer, since March 2016; SGF – Chief Compliance Officer, since March 2016; Sentinel Financial Services Company (“SFSC”) – Chief Compliance Officer, since 2004; Vice President, since 1997; Equity Services, Inc. – Chief Compliance Officer, since 2004; Senior Vice President, since June 2009	N/A

Lisa F. Muller (49) National Life Drive Montpelier, VT 05604	Secretary, since 2008	SASI – President, Chief Executive Officer and Senior Counsel, since 2015; Advisor – Senior Counsel and Chief Operating Officer, since 2015; SFSC – Senior Counsel, since 2011; Counsel, from 2008 to 2011; National Life; Advisor; SASI – Senior Counsel, from 2011 to 2015; Counsel, from 2008 to 2011; SGF – Secretary, since 2008; State of Vermont, Department of Banking and Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to 2004	N/A

John K. Landy (56) National Life Drive Montpelier, VT 05604	Vice President, since 2004	SASI – Senior Vice President, since 2006; SGF – Vice President, since 2003; SASC – Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A

Philip G. Partridge, Jr. (40) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since June 2016	Advisor – Vice President, since 2015; Chief Financial Officer, since 2014; SGF – Chief Financial Officer, since 2014; SFSC – Vice President and Chief Financial Officer, since 2015; Vice President and Assistant Treasurer, from 2006 to 2015; Sentinel Administrative Services, Inc. (“SASI”) – Vice President and Chief Financial Officer, since 2015	N/A

Thomas P. Malone (60) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since June 2016; Vice President and Treasurer, from 2000 to June 2016	SASI – Vice President, since 2006; SGF – Vice President and Treasurer, since 1997; SASC – Vice President, from 1998 to 2006	N/A

Lindsay E. Staples (34) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009	National Life – Senior Securities Paralegal, since 2010; SGF – Assistant Secretary, since 2010 and from 2007 to 2009; National Life – Senior Compliance Associate, from 2009 to 2010; National Life – Securities Paralegal, from 2007 to 2009; Holman Immigration – Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr – Paralegal, from 2004 to 2006	N/A

*	Each officer is elected by, and serves at the pleasure of, the Board of the Funds.
**	Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company and Mr. Brownell is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor.

33

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company -

Kansas City

Transfer Agent, Shareholder Servicing

Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallifegroup.com under “Customer Support”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

34

One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel’s range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com.

47953 9346(0716)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 6, 2016

By: /s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Vice President & Treasurer

Date: September 6, 2016